Segment Reporting - Schedule of Reported Segment Revenues (Details) - Operating Segments [Member]	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Reported Segment Revenues [Line Items]
Revenue from external customers	¥ 1,345,148,037	$ 184,284,525	¥ 1,633,542,039	¥ 1,470,588,534
Total revenues	1,343,440,196	184,050,552	1,627,257,689	1,469,074,275
Less:
Segment income (loss) from operations	101,776,936	13,943,384	304,291,928	(508,824,389)
Reconciliation of income (loss) from operations:
Income from operations	161,924,494	22,183,566	335,648,926	(486,529,830)
Reconciliation of net (loss) income
Net (loss) income	107,314,352	14,702,008	260,527,601	(461,689,453)
Other segment disclosures
Interest revenue	40,072,068	5,489,851	41,371,162	48,105,125
Interest expense	(6,310,152)	(864,487)	(14,053,841)	(27,987,842)
Hotel business [Member]
Schedule of Reported Segment Revenues [Line Items]
Revenue from external customers	1,066,710,224		1,191,906,073	936,801,282
Less:
Segment income (loss) from operations	214,774,802		310,758,020	(462,590,872)
Other segment disclosures
Interest revenue	39,982,179		41,240,610	47,383,941
Interest expense	(6,310,152)		(13,706,157)	(25,375,848)
Restaurant business [Member]
Schedule of Reported Segment Revenues [Line Items]
Revenue from external customers	278,437,813		441,635,966	533,787,252
Less:
Segment income (loss) from operations	(112,997,866)		(6,466,092)	(46,233,517)
Other segment disclosures
Interest revenue	89,889		130,552	721,184
Interest expense			(347,684)	(2,611,994)
Revenue from external customers [Member]
Schedule of Reported Segment Revenues [Line Items]
Revenue from external customers	1,343,440,196	184,050,552	1,627,257,689	1,469,074,275
Revenue from external customers [Member] | Hotel business [Member]
Schedule of Reported Segment Revenues [Line Items]
Revenue from external customers	1,066,502,811		1,191,906,073	936,801,282
Revenue from external customers [Member] | Restaurant business [Member]
Schedule of Reported Segment Revenues [Line Items]
Revenue from external customers	276,937,385		435,351,616	532,272,993
Intersegment revenue [Member]
Schedule of Reported Segment Revenues [Line Items]
Revenue from external customers	1,707,841	233,973	6,284,350	1,514,259
Intersegment revenue [Member] | Hotel business [Member]
Schedule of Reported Segment Revenues [Line Items]
Revenue from external customers	207,413
Intersegment revenue [Member] | Restaurant business [Member]
Schedule of Reported Segment Revenues [Line Items]
Revenue from external customers	1,500,428		6,284,350	1,514,259
Elimination of intersegment revenues [Member]
Schedule of Reported Segment Revenues [Line Items]
Total revenues	(1,707,841)	(233,973)	(6,284,350)	(1,514,259)
Total operating costs and expenses [Member]
Less:
Total operating costs and expenses	(1,243,371,101)	(170,341,142)	(1,329,250,111)	(1,979,412,923)
Total operating costs and expenses [Member] | Hotel business [Member]
Less:
Total operating costs and expenses	(851,935,422)		(881,148,053)	(1,399,392,154)
Total operating costs and expenses [Member] | Restaurant business [Member]
Less:
Total operating costs and expenses	(391,435,679)		(448,102,058)	(580,020,769)
Other operating income [Member]
Reconciliation of income (loss) from operations:
Income from operations	60,147,558	8,240,182	27,169,901	23,993,148
Other operating income [Member] | Hotel business [Member]
Reconciliation of income (loss) from operations:
Income from operations	56,818,174		24,525,333	19,448,889
Other operating income [Member] | Restaurant business [Member]
Reconciliation of income (loss) from operations:
Income from operations	3,329,384		2,644,568	4,544,259
Elimination of intersegment gross margin [Member]
Reconciliation of income (loss) from operations:
Income from operations			4,187,097	(1,698,589)
Other segment income (expense) [Member]
Reconciliation of net (loss) income
Net (loss) income	39,812,901	5,454,346	44,722,932	(17,634,225)
Other segment income (expense) [Member] | Hotel business [Member]
Reconciliation of net (loss) income
Net (loss) income	39,741,684		44,832,395	(15,918,607)
Other segment income (expense) [Member] | Restaurant business [Member]
Reconciliation of net (loss) income
Net (loss) income	71,217		(109,463)	(1,715,618)
Income tax benefit (expense) [Member]
Reconciliation of net (loss) income
Net (loss) income	(88,726,969)	(12,155,545)	(117,405,481)	43,648,256
Income tax benefit (expense) [Member] | Hotel business [Member]
Reconciliation of net (loss) income
Net (loss) income	(107,223,277)		(113,125,742)	45,592,418
Income tax benefit (expense) [Member] | Restaurant business [Member]
Reconciliation of net (loss) income
Net (loss) income	18,496,308		(4,279,739)	(1,944,162)
Share of loss in equity method investments, net of tax [Member]
Reconciliation of net (loss) income
Net (loss) income	(1,165,474)	(159,669)	(1,392,002)	(1,598,301)
Share of loss in equity method investments, net of tax [Member] | Hotel business [Member]
Reconciliation of net (loss) income
Net (loss) income	(1,165,474)		(1,392,002)	(1,598,301)
Share of loss in equity method investments, net of tax [Member] | Restaurant business [Member]
Reconciliation of net (loss) income
Net (loss) income
Segment net (loss) income [Member]
Reconciliation of net (loss) income
Net (loss) income	111,844,952	15,322,698	257,387,278	(460,415,511)
Segment net (loss) income [Member] | Hotel business [Member]
Reconciliation of net (loss) income
Net (loss) income	202,945,909		265,598,004	(415,066,473)
Segment net (loss) income [Member] | Restaurant business [Member]
Reconciliation of net (loss) income
Net (loss) income	(91,100,957)		(8,210,726)	(45,349,038)
Elimination of intersegment income tax impact [Member]
Reconciliation of net (loss) income
Net (loss) income	¥ (4,530,600)	$ (620,690)	¥ (1,046,774)	¥ 424,647